ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	9 Months Ended
Sep. 30, 2020 subsidiary item
Equity interest divesture (in percent)	100.00%
Number of subsidiaries | subsidiary	3
China [Member]
Number of branches | item	2